CONVERTIBLE DEBENTURES	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Convertible Debt [Abstract]
CONVERTIBLE DEBENTURES [Text Block]

6. CONVERTIBLE DEBENTURES

The convertible debentures bear interest at 5.00% per annum, had an original maturity date of February 24, 2025, and automatically convert upon the event of an initial public offering ("IPO") at the lesser of a 40% discount of the price of the IPO and $4.00 per share. Convertible debentures entered into subsequent to the Tranche 1, which closed on February 24, 2023, receive interest from the initial issuance date of February 24, 2023 from Tranche 1.

During the year ended December 31, 2023, the Company closed the secured convertible debenture financing as follows:

•     Tranche 1, on February 24, 2023 for gross proceeds of $4,413,400;

•     Tranche 2, on July 14, 2023 for gross proceeds of $804,100;

•     Tranche 3, on September 15, 2023 for gross proceeds of $448,000; and

•     Tranche 4, on December 28, 2023 for gross proceeds of $680,500.

The convertible debentures were determined to be hybrid financial instruments comprised of a debt host liability and an embedded derivative liability, as under the conversion feature the number of shares that will or may be issued to settle the notes may vary. Upon issuance, the fair value of the debt host liability was determined to be $6,346,000 and the respective embedded derivative liability was valued at $2,352,602 for tranches 1 through 4. The derivative liability conversion feature was valued first and the residual was allocated to the debt host liability. The Company uses the Monte Carlo model to determine the fair value of the embedded derivative liability based on a common stock simulation model and future projections of various potential outcomes. The Company incurred $86,506 in transaction costs for tranches 1 through 4.

The fair value of the initial derivative and the transaction costs incurred were recorded as debt discount and are amortized over the life of the convertible notes using the effective interest method.

During the year ended December 31, 2024, the Company closed the secured convertible debenture financing as follows:

•      Tranche 5, on May 14, 2024 and August 15, 2024 for gross proceeds of $743,400.

The convertible debentures were determined to be hybrid financial instruments comprised of a debt host liability and an embedded derivative liability, as under the conversion feature, the number of shares that will or may be issued to settle the debentures may vary. Upon issuance, the fair value of the debt host liability was determined to be $743,400 and the respective embedded derivative liability was valued at $475,909. The derivative liability conversion feature was valued first and the residual was allocated to the debt host liability. The Company uses the Monte Carlo model to determine the fair value of the embedded derivative liability based on a common stock simulation model and future projections of various potential outcomes. The Company incurred $19,950 in transaction costs. The fair value of the initial derivative and the transaction costs incurred were recorded as debt discount and are amortized over the life of the convertible notes using the effective interest method.

On December 19, 2024, holders of the convertible debentures approved an amendment to the debenture indenture, originally dated as of February 24, 2023, such that the maturity of the convertible debentures was extended from February 24, 2025 to December 31, 2025, and the convertible debentures bear interest of 5.00% per annum until February 24, 2025, and 8.00% per annum from February 25, 2025 The Company determined that this amendment should be treated as a debt modification.

On December 18, 2025, the debt was automatically converted into 3,834,857 common shares of the Company at a conversion price of $2.154 per share, being a 40% discount of the IPO price of $3.59 per share, upon the IPO of the Company. The fair value of the shares issued for the conversion was $13,767,137. The outstanding principal and interest of the convertible debentures upon conversion was $8,260,802. In accordance with the debenture indenture, the Company did not issue shares for fractional interest based on the conversion price of $2.154 per share, and was not required to make cash payments for the fractional interest. At the time of conversion there was $18,892 of unamortized debt discount. This amount was written off upon conversion.

Debt discount amortization during the three months ended March 31, 2025 was $117,067. Interest expense on the convertible notes for the three months ended March 31, 2025 was $107,797. The Company did not incur any costs in relation to the convertible debentures during the three months ended March 31, 2026.

A summary of convertible debt as of and for the year ended December 31, 2025 is as follows:

	Tranche 1	Tranche 2	Tranche 3	Tranche 4	Tranche 5	Total
As of January 1, 2025	$4,658,056	$833,381	$456,126	$674,003	$623,395	$7,244,961
Amortization of debt discount	164,037	45,181	33,360	69,513	188,846	500,937
Interest	320,546	58,402	32,538	49,425	53,993	514,904
Conversion	(5,142,639)	(936,964)	(522,024)	(792,941)	(866,234)	(8,260,802)
As of December 31, 2025	$-	$-	$-	$-	$-	$-

A roll-forward of the derivative liability, which is categorized at Level 3 on the fair value hierarchy, for the year ended December 31, 2025 is as follows:

Derivative liabilities
As of January 1, 2025	$4,535,469
Change in fair value	970,866
Conversion	(5,506,335)
As of December 31, 2025	$-

The key inputs used in the Monte Carlo model for the embedded conversion feature at initial measurement were as follows:

	Tranche 1	Tranche 2	Tranche 3	Tranche 4	Tranche 5
Risk-free interest rate	4.67%	4.90%	5.11%	4.69%	4.44% - 5.01%
Expected term (years)	2.00	1.58	1.42	1.17	0.50 - 0.75
Expected volatility	74.6%	74.2%	75.8%	75.9%	69.3% - 86.2%
Probability of an IPO	50.00%	60.00%	70.00%	75.00%	95.00%
Stock price	$0.5135	$0.5477	$0.5632	$0.5886	$2.0627 - 3.2454

The Company's use of a Monte Carlo simulation model required the use of the subjective assumptions:

•	The stock price was determined from a 409A valuation which determined that the market approach using the last price raised was the appropriate basis for the fair value of the common stock;
•	The volatility was derived from comparable public companies;
•	For the early redemption option the Company estimated this at 0% for all valuation dates. The Company estimated this default at 0% for all valuation dates;
•	The probability of a successful IPO occurring was based on management's best estimate; and
•	The conversion price is not subject to reset provisions for subsequent financing events.

6. CONVERTIBLE DEBENTURES

The convertible debentures bear interest at 5.00% per annum, had an original maturity date of February 24, 2025, and automatically convert upon the event of an initial public offering ("IPO") at the lesser of a 40% discount of the price of the IPO and $4.00 per share. Convertible debentures entered into subsequent to the Tranche 1, which closed on February 24, 2023, receive interest from the initial issuance date of February 24, 2023 from Tranche 1.

During the year ended December 31, 2023, the Company closed the secured convertible debenture financing as follows:

  Tranche 1, on February 24, 2023 for gross proceeds of $4,413,400;
  Tranche 2, on July 14, 2023 for gross proceeds of $804,100;
  Tranche 3, on September 15, 2023 for gross proceeds of $448,000; and
  Tranche 4, on December 28, 2023 for gross proceeds of $680,500.

The convertible debentures were determined to be hybrid financial instruments comprised of a debt host liability and an embedded derivative liability, as under the conversion feature the number of shares that will or may be issued to settle the notes may vary. Upon issuance, the fair value of the debt host liability was determined to be $6,346,000 and the respective embedded derivative liability was valued at $2,352,602 for tranches 1 through 4. The derivative liability conversion feature was valued first and the residual was allocated to the debt host liability. The Company uses the Monte Carlo model to determine the fair value of the embedded derivative liability based on a common stock simulation model and future projections of various potential outcomes. The Company incurred $86,506 in transaction costs for tranches 1 through 4.

The fair value of the initial derivative and the transaction costs incurred were recorded as debt discount and are amortized over the life of the convertible notes using the effective interest method.

During the year ended December 31, 2024, the Company closed the secured convertible debenture financing as follows:

  Tranche 5, on May 14, 2024 and August 15, 2024 for gross proceeds of $743,400.

The convertible debentures were determined to be hybrid financial instruments comprised of a debt host liability and an embedded derivative liability, as under the conversion feature, the number of shares that will or may be issued to settle the debentures may vary. Upon issuance, the fair value of the debt host liability was determined to be $743,400 and the respective embedded derivative liability was valued at $475,909. The derivative liability conversion feature was valued first and the residual was allocated to the debt host liability. The Company uses the Monte Carlo model to determine the fair value of the embedded derivative liability based on a common stock simulation model and future projections of various potential outcomes. The Company incurred $19,950 in transaction costs. The fair value of the initial derivative and the transaction costs incurred were recorded as debt discount and are amortized over the life of the convertible notes using the effective interest method.

On December 19, 2024, holders of the convertible debentures approved an amendment to the debenture indenture, originally dated as of February 24, 2023, such that the maturity of the convertible debentures was extended from February 24, 2025 to December 31, 2025, and the convertible debentures bear interest of 5.00% per annum until February 24, 2025, and 8.00% per annum from February 25, 2025 (the "December 2024 amendment"). The Company determined that this amendment should be treated as a debt modification.

Debt discount amortization during the year ended December 31, 2025 and 2024 was $482,045 and $1,777,505, respectively. Unamortized debt discount as of December 31, 2025 and 2024 was $nil and $500,937, respectively. Interest expense on the convertible notes for the years ended December 31, 2025 and 2024 was $514,904 and $443,508, respectively.

On December 18, 2025, the debt was automatically converted into 3,834,857 common shares of the Company at a conversion price of $2.154 per share, being a 40% discount of the IPO price of $3.59 per share, upon the IPO of the Company. The fair value of the shares issued for the conversion was $13,767,137. The outstanding principal and interest of the convertible debentures upon conversion was $8,260,802. In accordance with the debenture indenture, the Company did not issue shares for fractional interest based on the conversion price of $2.154 per share, and was not required to make cash payments for the fractional interest. At the time of conversion there was $18,892 of unamortized debt discount. This amount was written off upon conversion and is included in amortization of debt discount on the consolidated statements of operations

A summary of convertible debt as of and for the year ended December 31, 2025, and December 31, 2024 is as follows:

	Tranche 1	Tranche 2	Tranche 3	Tranche 4	Tranche 5	Total
As of January 1, 2024	$3,617,726	$551,746	$269,096	$337,839	$-	$4,776,407
Issuances	-	-	-	-	743,400	743,400
Fair value of conversion feature	-	-	-	-	(475,909)	(475,909)
Transaction costs	-	-	-	-	(19,950)	(19,950)
Amortization of debt discount	819,055	225,899	152,110	273,428	307,013	1,777,505
Interest	221,275	55,736	34,920	62,736	68,841	443,508
As of December 31, 2024	$4,658,056	$833,381	$456,126	$674,003	$623,395	$7,244,961
Amortization of debt discount	164,037	45,181	33,360	69,513	188,846	500,937
Interest	320,546	58,402	32,538	49,425	53,993	514,904
Conversion	(5,142,639)	(936,964)	(522,024)	(792,941)	(866,234)	(8,260,802)
As of December 31, 2025	$-	$-	$-	$-	$-	$-

A roll-forward of the derivative liability, which is categorized at Level 3 on the fair value hierarchy, for the years ended December 31, 2025 and December 31, 2024 is as follows:

Derivative liabilities
As of January 1, 2024	$2,416,863
Fair value of embedded derivative liability recognized	475,909
Change in fair value	1,642,697
As of December 31, 2024	$4,535,469
Change in fair value	970,866
Conversion	(5,506,335)
As of December 31, 2025	$-

The key inputs used in the Monte Carlo model for the embedded conversion feature at initial measurement were as follows:

	Tranche 1	Tranche 2	Tranche 3	Tranche 4	Tranche 5
Risk-free interest rate	4.67%	4.90%	5.11%	4.69%	4.44% - 5.01%
Expected term (years)	2.00	1.58	1.42	1.17	0.50 - 0.75
Expected volatility	74.6%	74.2%	75.8%	75.9%	69.3% - 86.2%
Probability of an IPO	50.00%	60.00%	70.00%	75.00%	95.00%
Stock price	$0.5135	$0.5477	$0.5632	$0.5886	$2.0627 - 3.2454

The Company's use of a Monte Carlo simulation model required the use of the subjective assumptions:

  The stock price was determined from a 409A valuation which determined that the market approach using the last price raised was the appropriate basis for the fair value of the common stock;
  The volatility was derived from comparable public companies;
  For the early redemption option the Company estimated this at 0% for all valuation dates. The Company estimated this default at 0% for all valuation dates;
  The probability of a successful IPO occurring was based on management's best estimate; and
  The conversion price is not subject to reset provisions for subsequent financing events

The key inputs used in the Monte Carlo model for the embedded conversion feature at December 31, 2024 were as follows:

	Tranche 1	Tranche 2	Tranche 3	Tranche 4	Tranche 5
Risk-free interest rate	4.16%	4.16%	4.16%	4.16%	4.16%
Expected term (years)	1.00	1.00	1.00	1.00	1.00
Expected volatility	74.0%	74.0%	74.0%	74.0%	74.0%
Probability of an IPO	95.00%	95.00%	95.00%	95.00%	95.00%
Stock price	$3.59	$3.59	$3.59	$3.59	$3.59